Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 5 - STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock.

There is no preferred stock issued and outstanding as of June 30, 2018 and December 31, 2017. There are 6,000,000 and 6,500,000 shares of common stock outstanding as of June 30, 2018 and December 31, 2017, respectively.

On December 7, 2016, the Company issued 20,000,000 founders common stock to two then directors and officers at par for legal services provided to the Company.

On November 19, 2017, the Company cancelled an aggregate of 19,500,000 of the then 20,000,000 shares of outstanding stock valued at par.

On November 20, 2017, the Company issued 6,000,000 of its common stock to Zilin Wang pursuant to Section 4(a)(2) of the Securities Act of 1933 at par and at a discount of $600 representing 92.3% of the then total outstanding 6,500,000 shares of common stock. In January 2018, the Company and Zilin Wang signed amendment to the original share purchase agreement. The amended agreement revised the purchase price to from $0 to $600. The $600 was received in June 2018.

On January 21, 2018, the Company repurchased and canceled 500,000 shares of common stock from two shareholders at a cost basis of par value per share for $50. $25 was paid in April 2018 and $25 was paid in June 2018.

In February 2018, the Company sold 30,000 shares of common stock at $0.1 per share for total of $3,000 to 3 unrelated parties.

In February 2018, the Company sold 631,667 shares of common stock at $0.3 per share for total of $189,500 to 31 unrelated parties and 2 related parties.

In February 2018, the Company sold 40,000 shares of common stock at $0.4 per share for total of $16,000 to 2 unrelated parties.

In February 2018, the Company sold 10,000 shares of common stock at $0.5 per share for total of $5,000 to 1 unrelated party.

In February 2018, the Company sold 20,000 shares of common stock at $0.6 per share for total of $12,000 to 2 unrelated parties.

The shares sold in February 2018 have not been issued yet as of the report date.

On April 7, 2018, prior CEO Zilin Wang transferred all of his 6,000,000 shares of Common Stock of the Company to Chunxia Jiang in a private transaction. The shares represented 100% of the issued and outstanding shares of the Company and thereby constituted a change of control of the Company. Simultaneously, Zilin Wang resigned all of his positions with the Company which were immediately assumed by Chunxia Jiang.

NOTE 5 - STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock.

There is no preferred stock issued and outstanding as of December 31, 2017 and 2016. There are 6,500,000 and 20,000,000  shares of common stock outstanding as of December 31, 2017 and 2016, respectively.

On December 7, 2016, the Company issued 20,000,000 founders common stock to two then directors and officers at par for legal services provided to the Company.

On November 19, 2017, the Company cancelled an aggregate of 19,500,000 of the then 20,000,000 shares of outstanding stock valued at par.

On November 20, 2017, the Company issued 6,000,000 of its common stock pursuant to Section 4(a)(2) of the Securities Act of 1933 at par and at a discount of $600 representing 92.3% of the then total outstanding 6,500,000 shares of common stock.